AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 97.7%
Communication Services - 2.4%
IAC, Inc.*	143,700	$7,414,920
Pinterest, Inc., Class A*	475,800	12,975,066
Take-Two Interactive Software, Inc.*	64,200	7,659,060

Total Communication Services		28,049,046
Consumer Discretionary - 13.3%
Aptiv PLC (Ireland)*	162,200	18,197,218
Brunswick Corp.	246,300	20,196,600
Five Below, Inc.*	56,300	11,596,111
Floor & Decor Holdings, Inc., Class A*,1	125,600	12,336,432
Marriott Vacations Worldwide Corp.	88,700	11,962,082
O'Reilly Automotive, Inc.*	40,700	34,553,486
Pool Corp.	48,100	16,471,364
Ross Stores, Inc.	151,300	16,057,469
Tractor Supply Co.	66,025	15,518,516

Total Consumer Discretionary		156,889,278
Consumer Staples - 1.9%
BJ's Wholesale Club Holdings, Inc.*	161,000	12,247,270
Casey's General Stores, Inc.	47,300	10,238,558

Total Consumer Staples		22,485,828
Energy - 3.2%
Antero Resources Corp.*	199,810	4,613,613
Cheniere Energy, Inc.	133,000	20,960,800
Pioneer Natural Resources Co.	60,500	12,356,520

Total Energy		37,930,933
Financials - 8.1%
Brown & Brown, Inc.	192,500	11,053,350
Interactive Brokers Group, Inc., Class A	222,900	18,402,624
Markel Corp.*	2,990	3,819,456
Nasdaq, Inc.	206,300	11,278,421
RenaissanceRe Holdings, Ltd. (Bermuda)	137,100	27,466,614
TPG, Inc.	407,100	11,940,243
WEX, Inc.*	64,300	11,824,127

Total Financials		95,784,835
Health Care - 14.8%
AmerisourceBergen Corp.	148,100	23,712,291
Argenx SE, ADR (Netherlands)*	23,800	8,867,404
Ascendis Pharma A/S, ADR (Denmark)*	133,500	14,313,870
Chemed Corp.	36,825	19,802,644
Encompass Health Corp.	265,900	14,385,190
Envista Holdings Corp.*	348,400	14,242,592
ICON PLC (Ireland)*	56,600	12,089,194
	Shares	Value

IDEXX Laboratories, Inc.*	28,100	$14,052,248
Legend Biotech Corp., ADR *,1	262,200	12,643,284
Penumbra, Inc.*	11,800	3,288,542
Repligen Corp.*	46,600	7,845,576
Royalty Pharma PLC, Class A	343,800	12,387,114
Veeva Systems, Inc., Class A*	90,700	16,669,753

Total Health Care		174,299,702
Industrials - 20.1%
AMETEK, Inc.	118,900	17,279,737
AO Smith Corp.	268,100	18,539,115
Carlisle Cos., Inc.	45,200	10,218,364
Cintas Corp.	64,000	29,611,520
Copart, Inc.*	279,600	21,028,716
CoStar Group, Inc.*	252,800	17,405,280
Equifax, Inc.	71,000	14,401,640
GFL Environmental, Inc. (Canada)	337,404	11,620,194
Knight-Swift Transportation Holdings, Inc.	180,400	10,207,032
ManpowerGroup, Inc.	100,500	8,294,265
Nordson Corp.	53,400	11,868,684
Verisk Analytics, Inc., Class A	108,800	20,874,368
Waste Connections, Inc.	252,075	35,056,070
Watsco, Inc.	34,200	10,881,072

Total Industrials		237,286,057
Information Technology - 30.0%
Amphenol Corp., Class A	255,900	20,912,148
Aspen Technology, Inc.*,1	60,500	13,846,635
Bentley Systems, Inc., Class B	361,800	15,553,782
Crowdstrike Holdings, Inc., Class A*	140,700	19,312,482
CyberArk Software, Ltd. (Israel)*	80,100	11,853,198
Elastic, N.V.*	127,000	7,353,300
Enphase Energy, Inc.*	14,000	2,943,920
Entegris, Inc.	113,300	9,291,733
Gartner, Inc.*	97,900	31,892,883
HubSpot, Inc.*	36,600	15,692,250
Keysight Technologies, Inc.*	96,200	15,534,376
Marvell Technology, Inc.	312,900	13,548,570
Microchip Technology, Inc.	272,100	22,796,538
Monolithic Power Systems, Inc.	34,700	17,368,738
Nice, Ltd., Sponsored ADR (Israel)*,1	79,600	18,219,644
Palo Alto Networks, Inc.*	160,400	32,038,296
Paylocity Holding Corp.*	70,600	14,033,868
Samsara, Inc., Class A*	336,900	6,643,668
Smartsheet, Inc., Class A*	213,800	10,219,640

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 30.0% (continued)
Synopsys, Inc.*	78,000	$30,127,500
Teradyne, Inc.[1]	80,600	8,665,306
Tyler Technologies, Inc.*	43,300	15,355,912

Total Information Technology		353,204,387
Materials - 2.3%
FMC Corp.	82,500	10,075,725
Martin Marietta Materials, Inc.	46,300	16,439,278

Total Materials		26,515,003
Real Estate - 1.6%
SBA Communications Corp., Class A, REIT	72,100	18,823,147

Total Common Stocks (Cost $828,908,249)		1,151,268,216

	Principal Amount
Short-Term Investments - 2.5%
Joint Repurchase Agreements - 0.6%[2]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,866,593 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $1,903,161)	$1,865,844	1,865,844
Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $1,865,596 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $1,902,146)	1,864,849	1,864,849
	Principal Amount	Value

Jefferies LLC, dated 03/31/23, due 04/03/23, 4.910% total to be received $1,866,607 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.750%, 04/14/23 - 03/21/28, totaling $1,903,173)	$1,865,844	$1,865,844
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,866,593 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,903,161)	1,865,844	1,865,844

Total Joint Repurchase Agreements		7,462,381

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%[3]	8,753,672	8,753,672
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[3]	13,130,508	13,130,508

Total Other Investment Companies		21,884,180

Total Short-Term Investments (Cost $29,346,561)		29,346,561
Total Investments - 100.2% (Cost $858,254,810)		1,180,614,777
Other Assets, less Liabilities - (0.2)%		(2,927,704)
Net Assets - 100.0%		$1,177,687,073

*	Non-income producing security.
[1]	Some of these securities, amounting to $32,049,426 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,151,268,216	—	—	$1,151,268,216
Short-Term Investments
Joint Repurchase Agreements	—	$7,462,381	—	7,462,381
Other Investment Companies	21,884,180	—	—	21,884,180
Total Investments in Securities	$1,173,152,396	$7,462,381	—	$1,180,614,777

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$32,049,426	$7,462,381	$24,782,613	$32,244,994
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.